Revenue (Tables)	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Summary of disaggregated revenue by geographical split
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the service is being delivered to:

	2019 £’000	2018 £’000	2017 £’000
UK	£129,513	£98,571	£79,938
North America	79,231	45,600	25,944
Europe	79,186	73,442	53,486
Total	£287,930	£217,613	£159,368

The Group’s revenue by industry sector is as follows:

	2019 £’000	2018 £’000	2017 £’000
Payments and Financial Services	£152,179	£123,675	£91,056
TMT	78,888	61,095	48,534
Other	56,863	32,843	19,778
Total	£287,930	£217,613	£159,368